Restatement (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Restatement
Summary of Financial Restatements

The following table summarizes the corrections on each of the affected consolidated financial statement line items for each period presented.

	As Previously
Effects of Restatements	Reported	Adjustments	As Restated

Balance Sheet as of December 31,2012	645,387	(300,000)	345,387
Current portion of acquisition related liabilities
Acquisition related liabilities, net of current portion	1,854,962	(1,854,962)
Additional paid-in capital	19,394,141	40,000	19,434,141
Deficit accumulated during the development stage	(21,978,029)	2,114,962	(19,863,067)
Statement of Cash Flows for the Nine Months Ended September 30, 2012
Supplemental disclosure of non-cash investing and financing activities:
Reclassification of derivative liability to equity	280,000	(280,000)	-

The table below summarizes the corrections on each of the affected consolidated financial statement line items for each period presented.

	As Previously
Effects of Restatements	Reported	Adjustments	As Restated
Statement of Stockholders' (Deficit) Equity for the Year Ended December 31, 2010
Additional paid-in capital	-	2,000,000	2,000,000
Balance Sheet as of December 31, 2011
Derivative liabilities	280,000	(280,000)	-
Additional paid-in capital			11,005,391
Deficit accumulated during the development stage	(10,569,780)	(40,000)	(10,609,780)
Statement of Operations for the Year Ended December 31, 2011
Change in fair value of derivative liabilities	40,000	(40,000)	-
Net loss	(4,992,592)	(40,000)	(5,032,592)
Statement of Stockholders' (Deficit) Equity for the Year Ended December 31, 2011
Reclassification of derivative liability related to exercise of warrants	1,680,000	(1,680,000)	-
Net loss	(4,992,592)	(40,000)	(5,032,592)
Statement of Cash Flows for the Year Ended December 31, 2011
Cash flows from operating activities:
Net loss	(4,992,592)	(40,000)	(5,032,592)
Adjustments to reconcile net loss to net cash provided used in operating activities:
Change in fair value of derivative liabilities	(40,000)	40,000	-
Supplemental disclosure of non-cash investing and financing activities:
Reclassification of derivative liability related to exercise of warrants	1,680,000	(1,680,000)	-
Balance Sheet as of December 31, 2012
Current portion of acquisition related liabilities	645,387	(300,000)	345,387
Acquisition related liabilities, net of current portion	-	(1,854,962)	-
Additional paid-in capital	19,394,141	40,000	19,434,141
Deficit accumulated during the development stage	(21,978,029)	2,114,962	(19,863,067)
Statement of Operations for the Year Ended December 31, 2012
Net impairment of intangible assets and extinguishment of acquisition related liabilities	1,393,131	(2,154,962)	(761,831)
Net loss	(11,408,249)	2,154,962	(9,253,287)
Basic and diluted net loss per common share	(0.06)	0.01	(0.05)
Statement of Stockholders' (Deficit) Equity for the Year Ended December 31, 2012
Reclassification of derivative liability to equity	280,000	(280,000)	-
Net loss	(11,408,249)	2,154,962	(9,253,287)
Statement of Cash Flows for the Year Ended December 31, 2012
Net loss	(11,408,249)	2,154,962	(9,253,287)
Net impairment of intangible assets and extinguishment of acquisition related liabilities	1,393,131	(2,154,962)	(761,831)
Supplemental disclosure of non-cash investing and financing activities:
Reclassification of derivative liability to equity	280,000	(280,000)	-
Statement of Operations for the Period From June 29, 2009 (Inception) Through December 31, 2012
Net impairment of intangible assets and extinguishment of acquisition related liabilities	3,113,360	(2,154,962)	958,398
Change in fair value of derivative liabilities	40,000	(40,000)	-
Loss before income tax benefit	(22,938,029)	2,114,962	(20,823,067)
Net loss	(21,978,029)	2,114,962	(19,863,067)
Statement of Cash Flows for the Period From June 29, 2009 (Inception) Through December 31, 2012
Cash flows from operating activities:
Net loss	(21,978,029)	2,114,962	(19,863,067)
Adjustments to reconcile net loss to net cash provided used in operating activities:
Change in fair value of derivative liabilities	(40,000)	40,000	-
Net impairment of intangible assets and extinguishment of acquisition related liabilities	3,113,360	(2,154,962)	958,398
Supplemental disclosure of non-cash investing and financing activities:
Reclassification of derivative liability related to exercise of warrants	1,680,000	(1,680,000)	-
Reclassification of derivative liability to equity	280,000	(280,000)	-